Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

	Meal Preparation	Snacking & Beverages	Total
	(in millions)
Balance at January 1, 2018	$1,278.0	$895.0	$2,173.0
Accumulated impairment losses	(11.5)	(33.0)	(44.5)
Divestiture	(10.6)	—	(10.6)
Foreign currency translation	(5.8)	(4.2)	(10.0)
Balance at December 31, 2018	1,250.1	857.8	2,107.9
Reclassification to assets held for sale (1)	—	(5.7)	(5.7)
Foreign currency translation	2.9	2.2	5.1
Balance at December 31, 2019	$1,253.0	$854.3	$2,107.3

Gross Carrying Amounts and Accumulated Amortization of Intangible Assets, with Finite Lives	Identifiable intangible assets with finite lives are amortized over their estimated useful lives as follows:

Asset	Useful Life
Customer-related	5 to 20 years
Trademarks	10 to 20 years
Non-competition agreements	Based on the terms of the agreements
Deferred financing costs associated with line-of-credit arrangements	Based on the terms of the agreements
Formulas/recipes	5 to 7 years
Computer software	3 to 10 years

The gross carrying amounts and accumulated amortization of intangible assets, with finite lives, as of December 31, 2019 and 2018 are as follows.

	December 31,
	2019			2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In millions)
Intangible assets with finite lives:
Customer-related	$778.1	$(355.2)	$422.9	$861.6	$(334.0)	$527.6
Contractual agreements	0.5	(0.5)	—	0.5	(0.5)	—
Trademarks	53.0	(27.1)	25.9	52.8	(22.5)	30.3
Formulas/recipes	22.1	(19.2)	2.9	23.4	(17.0)	6.4
Computer software	179.0	(98.0)	81.0	154.4	(83.7)	70.7
Total finite lived intangibles	$1,032.7	$(500.0)	$532.7	$1,092.7	$(457.7)	$635.0

Estimated Amortization Expense on Intangible Assets	Estimated amortization expense on intangible assets for the next five years is as follows:

(In millions)
2020	$63.9
2021	61.5
2022	58.0
2023	57.6
2024	56.8